FINANCIAL RISK MANAGEMENT - Narrative (Details) - Interest rate risk $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10 basis point increase in interest rates, decrease in net income	$ 2
Impact of 10 basis point decrease in interest rates, increase in net income	2
Impact of 10 basis point increase in interest rates, increase in other comprehensive income	6
Impact of 10 basis point decrease in interest rates, decrease in other comprehensive income	$ 6